COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2017
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Aggregate Minimum Rental Commitments Under the Non-Cancelable Rent Agreements
2017	$184
2018	283

Total	$467

Schedule of Future Minimum Lease Payments for Capital Leases	The following table is a schedule, by years, of the future minimum lease payments required as of June 30, 2017:
2017	$28
2018	55
2019	14

Total lease payments	$97